Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and pursuant to the rules and regulations of the SEC U. S. Securities and Exchange Commission (the “SEC”) and include the Company’s wholly owned subsidiaries, GSI Technology for the current period and Legacy Molekule. since January 12, 2023. All significant intercompany accounts and transactions have been eliminated in consolidation.

Accordingly, the unaudited condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. The condensed consolidated balance sheet as of March 31, 2023 has been derived from the Company’s unaudited consolidated financial statements at such date. All adjustments that, in the opinion of the Company’s management, are considered necessary for a fair presentation of the results of operations for the periods shown have been reflected in these unaudited condensed consolidated financial statements. The results of operations for the periods presented are not necessarily indicative of the results expected for the full 2023 fiscal year or for any future period. The information included in these unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and accompanying notes for the year ended December 31, 2022, contained in the Company’s Annual Report on Form 10-K, as amended, for the fiscal year ended December 31, 2022.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) and include its wholly owned subsidiary, Germsweepusa, Inc. (“GSI Technology”). All significant intercompany accounts and transactions have been eliminated in consolidation.

The Company is an “emerging growth company,” as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to avail itself of this exemption from new or revised accounting standards and, therefore, the financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of the public company effective dates.

Use of Estimates

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses and related disclosure of contingent assets and liabilities. Significant estimates in these financial statements include those related to the fair value of equity-based compensation, revenue recognition, the incremental borrowing rate for leases, fair value of warrant liability, valuation in connection with business combination and deferred tax valuation allowance. On an ongoing basis, the Company evaluates its estimates, judgments and methodologies. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Due to the inherent uncertainty involved in making estimates, actual results could differ materially from those estimates.

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenses and related disclosure of contingent assets and liabilities. Significant estimates in these financial statements include those related to the fair value of equity-based compensation, revenue recognition, the incremental borrowing rate for leases, warrant liability, and deferred tax valuation allowance. On an ongoing basis, the Company evaluates its estimates, judgments and methodologies. The Company bases its estimates on historical experience and on various other assumptions believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Due to the inherent uncertainty involved in making estimates, actual results could differ materially from those estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investments with maturities at the date of investment of not more than three months. The Company held no cash equivalents as of March 31, 2023 and 2022.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash and cash equivalents. The Company did not have any cash equivalents as of December 31, 2022 and 2021.

Revenue Recognition

Revenue Recognition

The Company recognizes revenues related to sales of products upon the customer obtaining control of promised goods, in an amount that reflects the consideration that is expected to be received in exchange for those goods. To determine revenue recognition for arrangements within the scope of ASC Topic 606, Revenue from Contracts with Customers, the following five steps are performed: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company generates substantially all its revenue from sales contracts with customers. While the Company enters into separate sales contracts with each customer, all sales contracts are similarly structured. These contracts create an obligation to transfer product to the customer. Sales of purifier devices and filters are separate performance obligations. The Company allocates the transaction price to filters based upon their standalone sales price. The transaction price allocated to the device is estimated based on the residual method, as the devices do not have an established standalone sales price and are never sold without filters.

All performance obligations are satisfied within one year; therefore, costs to obtain contracts are expensed as incurred. There is no financing component because the Company expects, at contract inception, the period between when the Company transfers product to the customer and when the customer pays for the product will be less than one year. Sales terms allow for the right of return, and the Company has recorded a related reserve based on historical, as well as post year-end, activity. Customers may, for any reason, return the product within 30 days for a full refund, excluding shipping charges. The Company establishes a liability for expected returns representing the amount of consideration the entity does not expect to be entitled to because it will be refunded to customers. The refund liability is remeasured at each reporting date to reflect changes in the estimate, with a corresponding adjustment to revenues. The Company satisfies the performance obligations and records revenues when transfer of control has passed to the customer based on the terms of sale. A customer is considered to have control once they are able to direct the use and receive substantially all of the benefits of the product.

Sales taxes collected from customers are not recorded within revenues and are remitted to the taxing authorities periodically. Shipping and handling are recorded in revenues and cost of revenues on the Statements of Operations and are charged to customers at varying rates.

The Company recognized revenue of $8,349,422 and $6,733 in the three months ended March 31, 2023 and 2022 respectively.

Revenue Recognition

The Company recognizes revenues related to sales of products upon the customer obtaining control of promised goods, in an amount that reflects the consideration that is expected to be received in exchange for those goods. To determine revenue recognition for arrangements within the scope of ASC Topic 606, Revenue from Contracts with Customers, the following five steps are performed: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. Revenue is recognized in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. Revenues from product sales are recognized at a point in time, and revenue is recognized when title, and risk and rewards of ownership have transferred to the customer, which is generally upon shipment. In instances where title does not pass to the customer upon shipment, the Company recognizes revenue upon delivery or customer acceptance, depending on the terms of the arrangement.

Warranty Costs

Warranty Cost

The Company provides a three-year warranty on its Pūrgo device and two year warranty for the Legacy Molekule devices. from the date of sale to its customers. The Company’s policy is to record a provision for estimated future costs related to warranty expense when they are probable and reasonably estimable, which is when revenue is recognized. There was a warranty accrual of $385,748 as of March 31, 2023 and nil as of December 31, 2022.

Warranty Costs

The Company provides a three-year warranty on its Pūrgo device from the date of sale to its customers. The Company’s policy is to record a provision for estimated future costs related to warranty expense when they are probable and reasonably estimable, which is when revenue is recognized. There was no warranty accrual as of December 31, 2022 and 2021, respectively.

Research & Development Expenses

Research & Development Expenses

Research and development expenses are expensed as incurred and consist principally of contract labor and third-party engineering, product development and testing costs related to the development of medical grade air purification devices and related components as well as concepts for future product development.

Research & Development Expenses

Research and development expenses are expensed as incurred and consist principally of contract labor and third-party engineering, product development and testing costs related to the development of medical grade air purification devices and related components as well as concepts for future product development.

Income Taxes

Income Taxes

The Company recognizes and measures its unrecognized tax benefit in accordance with FASB ASC 740, Income Taxes. The Company provides deferred income taxes for temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for income tax purposes. Deferred income taxes are computed using enacted tax rates that are expected to be in effect when the temporary differences reverse. Under that guidance, management assesses the likelihood that tax positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period, including the technical merits of those positions. The measurement of unrecognized tax benefits is adjusted when new information is available or when an event occurs that requires a change. At March 31, 2023 and December 31 2022, the Company did not identify any uncertain tax positions taken or expected to be taken in an income tax return that would require adjustment to, or disclosure in, its financial statements.

Income Taxes

Prior to the Public Offering, the Company was a limited liability company and was treated as a partnership for federal and state income tax purposes. Therefore, no provision for income taxes had been included in the financial statements since taxable income or loss was allocated to members, who were responsible for any taxes thereon, in accordance with the provisions of the operating agreement.

On November 23, 2021 in conjunction with the Public Offering, the Company incorporated in the State of Delaware. The Company recognizes and measures its unrecognized tax benefit in accordance with FASB ASC 740, Income Taxes. The Company provides deferred income taxes for temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and such amounts recognized for income tax purposes. Deferred income taxes are computed using enacted tax rates that are expected to be in effect when the temporary differences reverse. Under that guidance, management assesses the likelihood that tax positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period, including the technical merits of those positions. The measurement of unrecognized tax benefits is adjusted when new information is available or when an event occurs that requires a change. For the years ended December 31, 2022, and 2021, the Company did not identify any uncertain tax positions taken or expected to be taken in an income tax return that would require adjustment to, or disclosure in, its financial statements.

Accounts Receivable

Accounts Receivable

Trade accounts receivable are stated net of an allowance for doubtful accounts. The Company performs ongoing credit evaluations of its customers and adjusts credit limits based upon payment history and the customer’s current creditworthiness, as determined by review of their current credit information. The Company estimates the allowance for doubtful accounts based on review and analysis of specific customer balances that may not be collectible and how recently payments have been received. The Company also evaluates the need for a provision for estimated credit losses based upon historical experience and any specific customer collection issues that have been identified. Accounts are considered for write-off when they become past due and when it is determined that the probability of collection is remote. For more information on the adoption of Topic 326 Current Expected Credit Losses, see Recent Accounting Pronouncements.

Accounts Receivable

Trade accounts receivable are stated net of an allowance for doubtful accounts. The Company estimates the allowance for doubtful accounts based on review and analysis of specific customer balances that may not be collectible and how recently payments have been received. Accounts are considered for write-off when they become past due and when it is determined that the probability of collection is remote. As of December 31, 2022 and 2021, there was no allowance for doubtful accounts.

Inventories

Inventories

The Company values inventories at the lower of cost or net realizable value using the first-in, first-out or weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonable predictable costs of completion, disposal and transportation. The costs related to inbound freight, tariffs and fees related to the purchases of inventories, are capitalized as part of the ending inventory, with the net change recorded as a component of cost of revenue.

Inventories

The Company values inventories at the lower of cost or net realizable value using the first-in, first-out or weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonable predictable costs of completion, disposal and transportation. Inventories on hand at December 31, 2022 and 2021 consisted primarily of spare parts and finished goods.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost and depreciated generally under the straight-line method over their estimated useful lives (or the lesser of the term of the lease for leasehold improvements, as appropriate), except for tooling, which is depreciated utilizing the units-of-production and straight-line method. The Company periodically reviews long-lived assets including the right-of-use assets for impairment whenever events or changes in business circumstance indicate that the carrying value of the assets may not be recoverable. Under those circumstances, if the fair value were less than the carrying amount of the asset, the Company would recognize a loss for the difference. The Company has determined that long-lived assets were not impaired during the years ended December 31, 2022 and 2021.

Offering Costs

Offering Costs

The Company capitalizes certain legal, accounting and other third-party fees directly associated with in-process equity financing as deferred offering costs. Deferred offering costs were offset against the proceeds from the Public Offering.

Common Stock Equivalents

Common Stock Equivalents

The Company has potential common stock equivalents related to its outstanding restricted stock units and warrants. These potential common stock equivalents are not included in diluted loss per share for any period presented in which there is a net loss because the effect would have been anti-dilutive.

Share-based Payments

Stock-Based Compensation

The Company accounts for share-based payments to employees and non-employees in accordance with the provisions of FASB ASC 718, Compensation — Stock Compensation (“ASC 718”). Under ASC 718, the Company measures the share-based compensation cost on the date of grant, based on the fair value of the award, and expense is recognized over the requisite service period.

Share-based Payments

The Company accounts for share-based payments to employees and non-employees in accordance with the provisions of FASB ASC 718, Compensation — Stock Compensation (“ASC 718”). Under ASC 718, the Company measures the share-based compensation cost on the date of grant, based on the fair value of the award, and expense is recognized over the requisite service period. The fair value of the restricted stock units granted under the 2021 Long-Term Incentive Plan is the quoted closing price per share on the date of grant.

Fair Value Measurements

Fair Value Measurements

Certain assets and liabilities are carried at fair value in accordance with U.S. GAAP. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants at the measurement date. A three-tier fair value hierarchy that prioritizes the inputs used in the valuation methodologies, is as follows:

Level 1Valuations based on quoted prices for identical assets and liabilities in active markets.

Level 2

Valuations based on observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, or other inputs observable or that can be corroborated by observable market data.

Level 3

Valuations based on unobservable inputs reflecting the Company’s own assumptions, consistent with reasonably available assumptions made by other market participants. These valuations require significant judgment.

At December 31, 2022 and 2021, the carrying amounts of the Company’s financial instruments, including cash, prepaid expenses and other current assets, accounts payable and accrued liabilities approximated their respective fair value due to the short-term nature of these instruments.

Financial Instruments - Derivatives

Financial Instruments – Derivatives

The Company evaluates its financial instruments to determine if the financial instrument itself or any embedded component of a financial instrument potentially qualifies as a derivative required to be separately accounted for in accordance with FASB ASC 815, Derivatives and Hedging . The accounting for warrants issued to purchase shares of common stock of the Company is based on the specific terms of the respective warrant agreement. A warrant classified as a derivative liability is initially measured at its issue-date fair value, with such fair value subsequently adjusted at each reporting period, with the resulting fair value adjustment recognized as other income or expense. Upon the occurrence of an event resulting in the warrant liability being subsequently classified as equity, or the exercise of the warrant or the conversion option, the fair value of the derivative liability will be adjusted on such date-of-occurrence, with such date-of-occurrence fair value adjustment recognized as other income or expense, and then the derivative liability will be derecognized at such date-of-occurrence fair value.

Financial Instruments – Derivatives

The Company evaluates its financial instruments to determine if the financial instrument itself or if any embedded component of a financial instrument potentially qualifies as a derivative required to be separately accounted for in accordance with FASB ASC 815, Derivatives and Hedging (“ASC 815”). The accounting for warrants issued to purchase shares of common stock of the Company is based on the specific terms of the respective warrant agreement. A warrant classified as a derivate liability is initially measured at its issue-date fair value, with such fair value subsequently adjusted at each reporting period, with the resulting fair value adjustment recognized as other income or expense. Upon the occurrence of an event resulting in the warrant liability being subsequently classified as equity, or the exercise of the warrant or the conversion option, the fair value of the derivative liability will be adjusted on such date-of-occurrence, with such date-of-occurrence fair value adjustment recognized as other income or expense, and then the derivative liability will be derecognized at such date-of-occurrence fair value.

Operating Segment		Operating Segment The Company operates in one segment. All of the Company’s assets are in the United States of America.
Concentrations of Credit Risk

Concentrations of Credit Risk

The Company maintains its cash at a major financial institution with high credit quality, and at times, the balance in its cash deposits may exceed the Federal Deposit Insurance Corporation (the “FDIC”) limits of $250,000. The Company has not experienced and does not anticipate any losses on deposits with commercial banks and financial institutions that exceed federally insured limits.

On March 10, 2023, Silicon Valley Bank (“SVB”) was closed by the California Department of Financial Protection and Innovation, which appointed the FDIC as receiver. At the time of the closure and as of the date of this financial statements, the Company held assets in securities in sweep accounts purchased through SVB but managed in segregated custodial accounts by a third-party asset manager. On March 13, 2023, the (“ FDIC”) announced that all of SVB’s deposits and substantially all of its assets had been transferred to a newly created, full-service FDIC-operated bridge bank, Silicon Valley Bridge Bank, N.A (“SVBB”). SVBB assumed all loans that were previously held by SVB. On March 27, 2023, First-Citizens Bank & Trust Company assumed all of SVBB’s customer deposits and certain other liabilities and acquired substantially all of SVBB’s loans and certain other assets from the FDIC. The Company has had full access to the assets in the sweep accounts since March 13, 2023. The uncertainty of the situation has the potential to have a financial impact to the Company that cannot be reasonably estimated at this time.

The Company’s suppliers and vendors include engineering firms and consultants, research and development companies, testing laboratories, contract manufacturers and other suppliers required to design, test and manufacture its products. The Company obtains some of its services from a limited group of vendors; however, the Company has neither experienced any significant disruptions nor expects any significant disruptions to its operations due to supplier concentration. There were no expenditures with any vendor that exceeded 10% of total expenditures for the year ended December 31, 2022. The Company’s largest and second supplier accounted for 13% and 11% of total expenditures, respectively for the years ended December 31, 2022 and 2021, respectively, while its second largest supplier accounted for 11% and 33% of total expenditures for the year ended December 31, 2021.

Significant customers may change from year to year depending on the overall level of activity and the sales of the Company’s products to each customer. During the year ended December 31, 2022, the Company’s largest and second largest customers accounted for approximately 13% and 12% of the Company’s revenues, respectively. During the year ended December 31, 2022, the Company’s largest and second largest customers accounted for approximately 45% and 12% of the Company’s revenues, respectively.

Business Combinations and Acquisitions

Business Acquisition Accounting

The Company applies the acquisition method of accounting for those that meet the criteria of a business combination. The Company allocates the purchase price of its business acquisitions based on the fair value of identifiable tangible and intangible assets. The difference between the total purchase consideration and the sum of the fair values of acquired tangible and identifiable intangible assets less the fair value of the liabilities assumed is recorded as goodwill. Transaction costs are expensed as incurred in general and administrative expenses.

Business Combinations and Acquisitions

The Company accounts for acquisitions as business combinations using the acquisition method of accounting in accordance with ASC 805, Business Combinations. The Company accounts for acquisitions in which it obtains control of one or more businesses as a business combination. The purchase price of the acquired businesses is allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values at the acquisition date. The excess of the purchase price over those fair values is recognized as goodwill. During the measurement period, which may be up to one year from the acquisition date, the Company may record adjustments, in the period in which they are determined, to the assets acquired and liabilities assumed with the corresponding offset to goodwill. If the assets acquired are not a business, the Company accounts for the transaction or other event as an asset acquisition. Under both methods, the Company recognizes the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquired entity. In addition, for transactions that are business combinations, the Company evaluates the existence of goodwill as gain from a bargain purchase.

Goodwill

Goodwill

Goodwill represents the excess of the aggregate consideration paid for an acquisition over the fair value of the assets acquired and liabilities assumed. The Company has recorded goodwill in connection with its business combination with GSI Technology on October 1, 2022 (See Note 14). In accordance with U.S. GAAP, the Company will test goodwill for impairment annually in October each year or whenever events or circumstances make it more likely than not that impairment may have occurred. Such events and circumstances may be a significant change in business climate, economic and industry trends, legal factors, negative performance indicators, or significant competition or changes in strategy. For the purposes of that assessment, the Company has determined to assign the goodwill acquired in the business combination to a single reporting unit.

JOBS Act Accounting Election

JOBS Act Accounting Election

The Company is an “emerging growth company,” as defined in the JOBS Act. Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to avail itself of this exemption from new or revised accounting standards and, therefore, the financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of the public company effective dates.

Recent Accounting Standards

Recent Accounting Pronouncements

The Company has reviewed recent accounting pronouncements and, with the exception of the below, concluded they are either not applicable to the business or no material effect is expected on the financial statements as a result of future adoption.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses, which was subsequently amended by ASU No. 2018-19 and ASU No. 2019-10, and which requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. ASU 2016-13 must be adopted using a modified retrospective transition method through a cumulative-effect adjustment to members’ equity in the period of adoption. The Company adopted ASU 2016-13 and related amendments as of January 1, 2023, and the adoption of the new standard did not have a material impact on the Company’s consolidated financial statements.

Recent Accounting Standards

The Company has reviewed recent accounting pronouncements and, with the exception of the below, concluded they are either not applicable to the business or no material effect is expected on the financial statements as a result of future adoption.

In June 2016, the FASB issued Accounting Standards Update (“ASU”) No. 2016-13, Financial Instruments - Credit Losses, which was subsequently amended by ASU No. 2018-19 and ASU No. 2019-10, and which requires the measurement of expected credit losses for financial instruments carried at amortized cost held at the reporting date based on historical experience, current conditions and reasonable forecasts. The updated guidance also amends the current other-than-temporary impairment model for available-for-sale debt securities by requiring the recognition of impairments relating to credit losses through an allowance account and limits the amount of credit loss to the difference between a security’s amortized cost basis and its fair value. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. The main objective of this ASU is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. The standard is effective for the fiscal year beginning after December 15, 2022. The Company will continue to assess the possible impact of this standard, but it currently does not expect that the adoption of this standard will have a significant impact on its financial statements and its limited history of bad debt expense relating to trade accounts receivable.

Recent Accounting Standards Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (“Topic 842”), which supersedes ASC Topic 840, Leases. Topic 842 requires lessees to recognize most leases on their balance sheets as a right-of use asset with a corresponding lease liability. The update also expands the required quantitative and qualitative disclosures surrounding leases. The Company adopted ASC 842 on January 1, 2022 using the modified retrospective transition approach under ASC 842 to not restate comparative periods in transition and use the effective date of ASC 842 as the date of initial adoption. The Company only has one operating lease in place related to its warehouse, distribution facility and corporate headquarters for a 10-year term. At the date of adoption, the Company’s remaining lease payments of $2,696,254 will be discounted using its incremental borrowing rate to record the right of use asset and corresponding lease liability. Refer to Note 8, Leases.